Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	06.30.2025	12.31.2024
Crude oil	3,132	2,645
Oil products	2,441	2,161
Intermediate products	561	424
Natural gas and Liquefied Natural Gas (LNG)	127	101
Biofuels	28	22
Fertilizers	2	1
Total products	6,291	5,354
Materials, supplies and others	1,942	1,356
Total	8,233	6,710